SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption period of membership points	3 years
Accrued liability related to customer loyalty program	3,740,948	3,074,703
Advertising costs
Total advertising expenses	16,104,661	24,793,826	23,616,338